Debt - Additional Information (Details) $ in Billions	Feb. 21, 2025 USD ($)
Western Digital Corporation
Debt Instrument [Line Items]
Dividends paid	$ 1.5
Term B Loan | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	2.0
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1.5